Intangible Assets, Net (Details) - Schedule of Future Estimated Amortization Expenses ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Future Estimated Amortization Expenses [Abstract]
Within one year	¥ 728
1 – 2 years	390
2 – 3 years	355
3 – 4 years	346
4 – 5 years	346
5 years and thereafter	687
Total	¥ 2,852	$ 402	¥ 3,885